UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-03343

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                     Date of fiscal year end: June 30, 2005

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

Sit Large Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

-----------------------------------------------------------------------------
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------
           QUANTITY   Name of Issuer                           MARKET VALUE (1)
-----------------------------------------------------------------------------
COMMON STOCKS (98.2%) (2)

     COMMUNICATIONS (3.3%)
              20,500  Crown Castle Intl. Corp. (3)                   329,230
              21,500  Nextel Communications, Inc. (3)                611,030
              40,200  Vodafone Group, A.D.R.                       1,067,712
                                                               --------------
                                                                   2,007,972
                                                               --------------
     CONSUMER DURABLES (0.5%)
               5,500  Electronic Arts, Inc. (3)                      284,790
                                                               --------------

     CONSUMER NON-DURABLES (5.2%)
               7,000  Avon Products, Inc.                            300,580
              27,000  PepsiCo, Inc.                                1,431,810
              26,500  Procter & Gamble Co.                         1,404,500
                                                               --------------
                                                                   3,136,890
                                                               --------------
     CONSUMER SERVICES (7.6%)
              19,500  Comcast Corp. (3)                              658,710
              11,500  Harrah's Entertainment, Inc.                   742,670
              25,500  International Game Technology                  679,830
              40,804  Liberty Media Corp. (3)                        423,137
              11,500  Marriott International, Inc.                   768,890
              17,500  News Corp. (3)                                 296,100
               7,400  Royal Caribbean Cruises, Ltd.                  330,706
              24,400  Time Warner, Inc. (3)                          428,220
               8,477  Viacom, Inc.                                   295,254
                                                               --------------
                                                                   4,623,517
                                                               --------------
     ELECTRONIC TECHNOLOGY (12.6%)
              24,000  Analog Devices, Inc.                           867,360
              31,000  Applied Materials, Inc. (3)                    503,750
              68,800  Cisco Systems, Inc. (3)                      1,230,832
              27,000  Dell Computer Corp. (3)                      1,037,340
              58,400  EMC Corp. (3)                                  719,488
              47,800  Intel Corp.                                  1,110,394
              13,500  Jabil Circuit, Inc. (3)                        385,020
              18,000  Juniper Networks, Inc. (3)                     397,080
              39,500  Nokia Corp., A.D.R.                            609,485
              22,000  Qualcomm, Inc.                                 806,300
                                                               --------------
                                                                   7,667,049
                                                               --------------
     ENERGY MINERALS (9.9%)
               7,000  ConocoPhillips Co.                             754,880
               9,000  Murphy Oil Corp.                               888,570
              13,000  Occidental Petroleum Corp.                     925,210
              18,500  Suncor Energy, Inc.                            743,885
              26,200  Valero Energy Corp.                          1,919,674
              24,666  XTO Energy, Inc.                               810,031
                                                               --------------
                                                                   6,042,250
                                                               --------------
     FINANCE (11.9%)
               5,500  American Express Co.                           282,535
              17,962  American International Group, Inc.             995,274
               3,000  Chubb Corp.                                    237,810
              39,000  Citigroup, Inc.                              1,752,660
              13,500  Franklin Resources, Inc.                       926,775
              13,000  Prudential Financial, Inc.                     746,200
              11,500  The Goldman Sachs Group, Inc.                1,264,885
              17,500  Wells Fargo Co.                              1,046,500
                                                               --------------
                                                                   7,252,639
                                                               --------------
     HEALTH SERVICES (3.0%)
              19,000  UnitedHealth Group, Inc.                     1,812,220
                                                               --------------

-----------------------------------------------------------------------------
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------------
           QUANTITY   Name of Issuer                           MARKET VALUE (1)
-----------------------------------------------------------------------------

     HEALTH TECHNOLOGY (12.9%)
               1,600  Abbott Laboratories                             74,592
              23,900  Amgen, Inc. (3)                              1,391,219
               5,000  Biogen, Inc. (3)                               172,550
               9,000  Boston Scientific Corp. (3)                    263,610
              48,550  Elan Corp., A.D.R. (3)                         157,302
              13,800  Eli Lilly and Co.                              718,980
              18,500  Genentech, Inc. (3)                          1,047,285
              21,500  Gilead Sciences, Inc. (3)                      769,700
              12,150  Johnson & Johnson                              815,994
               9,700  Medtronic, Inc.                                494,215
              42,825  Pfizer, Inc.                                 1,125,013
               5,800  Stryker Corp.                                  258,738
              19,000  Teva Pharmaceutical, Ltd., A.D.R.              589,000
                                                               --------------
                                                                   7,878,198
                                                               --------------
     INDUSTRIAL SERVICES (1.9%)
               6,800  Nabors Industries, Ltd. (3)                    402,152
               3,000  Noble Corp. (3)                                168,630
               8,600  Schlumberger, Ltd.                             606,128
                                                               --------------
                                                                   1,176,910
                                                               --------------
     PROCESS INDUSTRIES (1.0%)
               5,000  Air Products and Chemicals, Inc.               316,450
               5,500  Dow Chemical Co.                               274,175
                                                               --------------
                                                                     590,625
                                                               --------------
     PRODUCER MANUFACTURING (9.5%)
               7,000  Caterpillar, Inc.                              640,080
              11,500  Danaher Corp.                                  614,215
               8,000  Eaton Corp.                                    523,200
              51,200  General Electric Co.                         1,846,272
               9,500  ITT Industries, Inc.                           857,280
              11,000  3M Co.                                         942,590
               3,500  United Technologies Corp.                      355,810
                                                               --------------
                                                                   5,779,447
                                                               --------------
     RETAIL TRADE (7.4%)
               6,550  Best Buy Co., Inc.                             353,766
               8,000  eBay, Inc. (3)                                 298,080
              16,500  J.C. Penney Co., Inc.                          856,680
              25,800  Lowe's Companies, Inc.                       1,472,922
              31,000  Target Corp.                                 1,550,620
                                                               --------------
                                                                   4,532,068
                                                               --------------
     TECHNOLOGY SERVICES (8.8%)
               7,500  Adobe Systems, Inc.                            503,775
              14,800  Check Point Software Tech., Ltd. (3)           321,752
              11,500  First Data Corp.                               452,065
               1,500  Google, Inc. (3)                               270,765
              55,800  Microsoft Corp.                              1,348,686
              16,000  SAP AG                                         641,280
              25,500  Symantec Corp. (3)                             543,915
              16,400  Veritas Software Corp. (3)                     380,808
              27,000  Yahoo!, Inc. (3)                               915,300
                                                               --------------
                                                                   5,378,346
                                                               --------------
     TRANSPORTATION (2.7%)
              16,000  Burlington Northern Sante Fe Corp.             862,880
               6,300  United Parcel Service, Inc.                    458,262
               5,000  UTI Worldwide, Inc.                            347,250
                                                               --------------
                                                                   1,668,392
                                                               --------------


Total common stocks                                               59,831,313
                                                               --------------
       (cost: $51,331,481)

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
           QUANTITY   Name of Issuer                            MARKET VALUE (1)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (0.0%) (2)
               1,000  Sit Money Market Fund, 2.26% (4)                   1,000
                                                                  --------------
       (cost: $1,000)

Total investments in securities
       (cost: $51,332,481)                                          $59,832,313
                                                                  ==============

Other Assets and Liabilities, Net (1.8%)                              1,094,872

                                                                  --------------
Total Net Assets                                                    $60,927,185
                                                                  ==============


                                                                  --------------
Aggregate Cost                                                       51,332,481
                                                                  --------------

Gross Unrealized Appreciation                                        13,392,713
Gross Unrealized Depreciation                                        (4,892,880)
                                                                  --------------
Net Unrealized Appreciation(Depreciation)                             8,499,833
                                                                  ==============

Notes To Schedule of Investments

(1)Securities are valued by procedures described in note 1 to the financial statements.
(2)Percentage figures indicate percentage of total net assets.
(3)Presently non-income producing securities.
(4)This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:    /s/Paul E. Rasmussen
       --------------------

       Paul Rasmussen

       Vice President and Treasurer

Date:  May 13, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Paul E. Rasmussen
       --------------------
       Paul Rasmussen

       Vice President and Treasurer

Date:  May 13, 2005



By:    /s/Eugene C. Sit
       ----------------
       Eugene C. Sit

       Chairman

Date:  May 13, 2005